Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2021
Commitments and Contingencies (Details) [Line Items]
Initial public offering (in Dollars)	$ 10,000
Aggregate fee (in Dollars)	$ 100,000
Success fee, percentage			50.00%
Success fee payable (in Dollars)			$ 50,000
Account payable and accrued expenses (in Dollars)				$ 50,000
Public and private equity debt offerings		30.00%	30.00%
Common stock, par value		$ 0.0001	$ 0.0001
Ordinary shares, par value		$ 0.0001	$ 0.0001
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)		1,500,000	1,500,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)					1,500,000
Purchase price per unit					$ 10
Cognos Therapeutics Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001